Restricted Stock Units (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 29, 2022 shares
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement		7,210,000	0.24	0.31	450,000
Number of shares issued					50,000
Vested shares issued		10,345,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						72,536,900
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement		4,425,062			1,325,000
Number of shares issued	400,000	400,000	400,000	400,000
Vested shares issued		4,425,062			1,325,000
Stock based compensation expenses | $	$ 697,650				$ 211,975
Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	50,000	50,000	50,000	50,000
Vested shares issued					50,000